CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, Shares at Dec. 31, 2017			53,281,932
Beginning balance, Amount at Dec. 31, 2017			$ 5,328	$ 2,683,776	$ (5,988,866)		$ (3,299,762)
Issuance of stock options for services				10,077			10,077
Issuance of stock for conversion of notes payable, Shares			1,537,009
Issuance of stock for conversion of notes payable, Amount			$ 153	653,940			654,093
Issuance of stock for conversion of accrued salaries, Shares			5,505,200
Issuance of stock for conversion of accrued salaries, Amount			$ 551	2,812,260			2,812,811
Issuance of common stock for cash, Shares			2,030,000
Issuance of common stock for cash, Amount			$ 203	202,797			203,000
Issuance of Series A Preferred stock for cash, Shares	75
Issuance of Series A Preferred stock for cash, Amount				75,000			75,000
Issuance of Series B Preferred stock for cash, Shares		75
Issuance of Series B Preferred stock for cash, Amount				75,000			75,000
Effect of reverse recapitalization transaction, Shares			7,500,000
Effect of reverse recapitalization transaction, Amount			$ 750	(131,095)			(130,345)
Net (loss) income					936,815	(5,756)	931,059
Ending balance, Shares at Dec. 31, 2018	75	75	69,854,141
Ending balance, Amount at Dec. 31, 2018			$ 6,985	6,381,755	(5,052,051)	(5,756)	1,330,933
Issuance of stock options for services				2,519			2,519
Net (loss) income					(845,965)	(2,534)	(848,499)
Ending balance, Shares at Mar. 31, 2019	75	75	69,854,141
Ending balance, Amount at Mar. 31, 2019			$ 6,985	6,384,274	(5,898,016)	(8,290)	484,953
Beginning balance, Shares at Dec. 31, 2018	75	75	69,854,141
Beginning balance, Amount at Dec. 31, 2018			$ 6,985	6,381,755	(5,052,051)	(5,756)	1,330,933
Issuance of stock options for services				5,878			5,878
Issuance of common stock for services, Shares			1,750,000
Issuance of common stock for services, Amount			$ 175	174,825			175,000
Issuance of common stock to board members for services, Shares			950,000
Issuance of common stock to board members for services, Amount			$ 95	94,905			95,000
Issuance of stock for conversion of notes payable and accrued interest, Shares			1,500,000
Issuance of stock for conversion of notes payable and accrued interest, Amount			$ 150	149,850			150,000
Issuance of common stock for remaining share of non-controlling interest, Shares			171,000
Issuance of common stock for remaining share of non-controlling interest, Amount			$ 17	(12,601)		12,584
Net (loss) income					(3,444,037)	(6,828)	(3,450,865)
Ending balance, Shares at Dec. 31, 2019	75	75	74,225,141
Ending balance, Amount at Dec. 31, 2019			$ 7,422	6,794,612	(8,496,088)		(1,694,054)
Beginning balance, Shares at Mar. 31, 2019	75	75	69,854,141
Beginning balance, Amount at Mar. 31, 2019			$ 6,985	6,384,274	(5,898,016)	(8,290)	484,953
Issuance of stock options for services				2,519			2,519
Net (loss) income					(782,075)	(2,341)	(784,416)
Ending balance, Shares at Jun. 30, 2019	75	75	69,854,141
Ending balance, Amount at Jun. 30, 2019			$ 6,985	6,386,793	(6,680,091)	(10,631)	(296,944)
Beginning balance, Shares at Dec. 31, 2019	75	75	74,225,141
Beginning balance, Amount at Dec. 31, 2019			$ 7,422	6,794,612	(8,496,088)		(1,694,054)
Net (loss) income					(307,832)		(307,832)
Ending balance, Shares at Mar. 31, 2020	75	75	74,225,141
Ending balance, Amount at Mar. 31, 2020			$ 7,422	6,794,612	(8,803,920)		(2,001,886)
Issuance of common stock for acquisition of intellectual property, shares			25,000
Issuance of common stock for acquisition of intellectual property, amount			$ 25	13,225			13,250
Stock Based Compensation				1,182,019			1,182,019
Net (loss) income					(2,058,952)		(2,058,952)
Ending balance, Shares at Jun. 30, 2020	75	75	74,250,141
Ending balance, Amount at Jun. 30, 2020			$ 7,447	$ 7,989,856	$ (10,862,872)		$ (2,865,569)